REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
REVENUE
Schedule of disaggregation of revenue

The following table disaggregates revenue by recognition method for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Point in time	$8,480	$13,784	$21,958	$28,220
Over time	313	435	1,053	1,343
Total	$8,793	$14,219	$23,011	$29,563

The following table disaggregates revenue by type of products and services for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Hardware	$3,768	$7,713	$11,908	$17,115
Software	4,319	5,612	8,667	10,222
Services	706	894	2,436	2,226
Total	$8,793	$14,219	$23,011	$29,563

The following table disaggregates revenue by geographic area for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$7,361	$13,711	$19,692	$26,662
International	1,432	508	3,319	2,901
Total	$8,793	$14,219	$23,011	$29,563

The following table disaggregates revenue by recognition method for the years ended December 31, 2024 and 2023 (in thousands):

	Years Ended December 31,
	2024	2023
Point in time	$36,414	$41,951
Over time	1,684	1,971
Total	$38,098	$43,922

The following table disaggregates revenue by type of products and services for the year ended December 31, 2024 and 2023 (in thousands):

	Years Ended December 31,
	2024	2023
Hardware	$21,991	$27,461
Software	12,857	13,229
Services	3,250	3,232
Total	$38,098	$43,922

The following table disaggregates revenue by geographic area for the year ended December 31, 2024 and 2023 (in thousands):

	Years Ended December 31,
	2024	2023
United States	$33,496	$38,715
International	4,602	5,207
Total	$38,098	$43,922